Interest payable	12 Months Ended
Dec. 31, 2022
Interest payable
Interest Payable

22. Interest payable

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Interest payable to third parties	41,138	54,765
Interest payable to related parties(1)	1,701	1,819
Interest payable to shareholders(2)	11,846	16,226
Total	54,685	72,810

(1) See Note 27 of Notes to the Consolidated Financial Statements, sub-sections 1.2 of Section 1. Loans payable to related parties for detailed disclosure.

(2) See Note 27 of Notes to the Consolidated Financial Statements, sub-section 2.1 and 2.2 of Section 2 Loans payable to shareholders for detailed disclosure.